CONSOLIDATED STATEMENT OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Generated from Operations
Net Income	1,911	1,472	1,710
Depreciation and amortization	1,485	1,375	1,328
Deferred income taxes (Note 16)	568	285	365
Income from equity investments (Note 8)	(597)	(257)	(415)
Distributed earnings received from equity investments (Note 8)	605	376	393
Employee post-retirement benefits funding lower than/(in excess of) expense (Note 22)	(50)	(9)	2
Other	(22)	24	72
(Increase)/decrease in operating working capital (Note 24)	(326)	287	235
Net cash provided by operations	3,674	3,571	3,686
Investing Activities
Capital expenditures (Note 4)	(4,461)	(2,595)	(2,513)
Equity investments	(163)	(652)	(633)
Acquisitions, net of cash acquired (Note 25)	(216)	(214)	0
Deferred amounts and other	(280)	205	92
Net cash used in investing activities	(5,120)	(3,256)	(3,054)
Financing Activities
Dividends on common and preferred shares (Notes 19 and 20)	(1,356)	(1,281)	(1,016)
Distributions paid to non-controlling interests	(166)	(135)	(131)
Notes payable (repaid)/issued, net	(492)	449	(224)
Long-term debt issued, net of issue costs	4,253	1,491	1,622
Repayment of long-term debt	(1,286)	(980)	(1,272)
Common shares issued	72	53	58
Preferred shares issued, net of issue costs	585	0	0
Partnership units of subsidiary issued, net of issue costs (Note 25)	384	0	321
Preferred shares of subsidiary redeemed (Note 18)	(200)	0	0
Net cash provided by/(used in) financing activities	1,794	(403)	(642)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	28	(15)	4
Increase/(Decrease) in Cash and Cash Equivalents	376	(103)	(6)
Beginning of year	551	654	660
End of year	927	551	654